UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                   Form 13F

                                FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: June 30, 2009

       Check here if Amendment [ ]; Amendment Number:
        This Amendment (Check only one.):[ ] is a restatement.
                              		 [ ] adds new holdings entries.

       Institutional Investment Manager Filing this Report:

       Name: 	Arrow Investment Advisors, LLC
       Address: 2943 Olney-Sandy spring Road suite A
             	Olney, MD 20832


       Form 13F File Number: 28-13552

       The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

       Person Signing this Report on Behalf of Reporting Manager:

       Name: 	Patrick Bassett
       Title:	Chief Compliance Officer
       Phone:	(301) 260-2934

       Signature, Place, and Date of Signing:

                Patrick Bassett         Olney, Maryland      August 11, 2009
                 [Signature]              [City, State]       [Date]

       Report Type (Check only one.):

       [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

       [] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

       []13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       List of Other Managers Reporting for this Manager:
       [If there are no entries in this list, omit this section.]

          Form 13F File Number Name


          [Repeat as necessary.]

                               FORM 13F SUMMARY PAGE


       Report Summary:

       Number of Other Included Managers:	   0

       Form 13F Information Table Entry Total:	   50

       Form 13F Information Table Value Total:	$301,756
                                               (thousands)


       List of Other Included Managers:


       Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.   Form 13F File Number   Name
          1
                28-12076	       Dorsey Wright & Associates

          [Repeat as necessary.]



	FORM 13F INFORMATION TABLE
					VALUE	SHARES/	SH/     INVSTMT	OTHER	VOTING AUTHORITY
NAME OF ISSUER	TITLEOFCLASS CUSIP	(x$1000)PRN AMT	PRN	DSCRTN	MGRS	SOLE	SHARED	NONE
ISHARES MSCI TAIWAN	COM464286731	11768	1166258 SH	Defined	1			1166258
ISHARES MSCI STH AFRCA	COM464286780	12952	274000 	SH	Defined	1			274000
ISHARES MSCI MALAYSIA	COM464286830	12836	1442219 SH	Defined	1			1442219
ISHARES MSCI HONG KONG	COM464286871	13502	982700 	SH	Defined	1			982700
ISHARES BARCLYS TIPS	COM464287176	15758	155049 	SH	Defined	1			155049
ISHARES FTSE XNHUA IDX	COM464287184	13826	360325 	SH	Defined	1			360325
ISHARES BARCLYS 7-10 YR	COM464287440	36556	403174 	SH	Defined	1			403174
ISHARES CONS SRVC IDX	COM464287580	19596	442153 	SH	Defined	1			442153
ISHARES DJ US HEALTH CR	COM464287762	19112	353144 	SH	Defined	1			353144
ISHARES CONS SRVC  IDX	COM464287812	19396	415062 	SH	Defined	1			415062
PWRSHARES QQQ TRUST	COM73935A104	216	58975 	SH	Defined	1			58975
PWRSHARESDYNM LRG CP GR	COM73935X609	27082	2344780 SH	Defined	1			2344780
PWRSHARES DB GOLD FD	COM73936B606	18411	549091 	SH	Defined	1		9300	539791
VANGUARD GRWTH ETF	COM922908736	2052	47325 	SH	Defined	1			47325
VANGUARD SHORT TRM BD	COM921937827	33097	418158 	SH	Defined	1			418158
VANGUARD SML CP GRW 	COM922908595	27360	570000 	SH	Defined	1			570000
AIRTRAN HLDGS INC	COM00949P108	64	10400 	SH	Sole		10400
ATMEL CORP		COM049513104	90	24200 	SH	Sole		24200
CHEVRON CORP NEW	COM166764100	219	3300 	SH	Sole		3300
EAST WEST BANCORP INC	COM27579R104	73	11200 	SH	Sole		11200
EXXON MOBIL CORP	COM30231G102	364	5200 	SH	Sole		5200
FIRST BANCORP PR	COM318672102	79	20100 	SH	Sole		20100
FORD MTR CO DEL		COM345370860	205	33800 	SH	Sole		33800
HOT TOPIC INCORPORATED	COM441339108	75	10200 	SH	Sole		10200
ISHARES MSCI EMER MKT 	COM464287234	1234	38275 	SH	Sole		38275
ISHARES INV CPBD	COM464287242	1459	14550 	SH	Sole		14550
ISHARES JPMORGAN USD	COM464288281	2310	24555 	SH	Sole		24555
ISHARES S&P NATL MUN B 	COM464288414	349	3500 	SH	Sole		3500
ISHARES HIGH YLD CORP	COM464288513	2025	25400 	SH	Sole		25400
JPMORGAN CHASE & CO	COM46625H100	229	6700 	SH	Sole		6700
JETBLUE AIRWAYS CORP	COM477143101	85	20000 	SH	Sole		20000
KOPIN CORP		COM500600101	55	15100 	SH	Sole		15100
PFIZER INC		COM717081103	225	15020 	SH	Sole		15020
PWRSHARES DB CMDTYIDX	COM73935S105	672	29689 	SH	Sole		29689
PWRSHARES DB G10 CURCY	COM73935Y102	2091	97200 	SH	Sole		97200
PWRSHARES SOVERIEGN DBT	COM73936T573	446	18900 	SH	Sole		18900
PULTE HOMES INC		COM745867101	122	13800 	SH	Sole		13800
QWEST COMMU INTL INC	COM749121109	68	16300 	SH	Sole		16300
REGIONS FINANCIAL CORP 	COM7591EP100	76	18900 	SH	Sole		18900
RUBY TUESDAY INC	COM781182100	89	13400 	SH	Sole		13400
SPDR BRCLY YLD		COM78464A417	1270	36100 	SH	Sole		36100
SPDR DB INT GVT		COM78464A490	1158	22100 	SH	Sole		22100
SYMMETICOM INC		COM871543104	58	10100 	SH	Sole		10100
TELLABS INC		COM879664100	89	15500 	SH	Sole		15500
3COM CORP		COM885535104	107	22700 	SH	Sole		22700
CITYGROUP INC JULY 5	PUTC+SP		22	100 	Put	Sole		100
CBOE SPX VOLATILITY IDX	CALLVIX+GU	10	200 	Call	Sole		200
CBOE SPX VOLATILITY IDX	CALLVIX+HU	52	400 	Call	Sole		400